Organization and Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Summary of Significant Accounting Policies
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
a. Organization
The AZEK Company Inc. (the “Company”) is a Delaware corporation that holds all of the limited liability company interests in CPG International LLC, the entity which directly and indirectly holds all of the equity interests in the operating subsidiaries. The Company is a leading manufacturer of premium, low-maintenance building products for residential, commercial and industrial markets. The Company’s products include trim, decking, porch, moulding, railing, pavers, bathroom and locker systems, as well as extruded plastic sheet products and other non-fabricated products for special applications in industrial markets. The Company operates in various locations throughout the United States. AZEK is a brand name for residential products while the commercial products are branded under the brand names Celtec, Playboard, Seaboard, Flametec, Designboard, Cortec, Sanatec, Scranton Products, Aria Partitions, Eclipse Partitions, Hiny Hiders, Tufftec Lockers and Duralife Lockers.
Initial Public Offering
On June 16, 2020, the Company completed its initial public offering (the “IPO”) of its Class A common stock, in which it sold 38,237,500 shares, including 4,987,500 shares pursuant to the underwriters’ over-allotment option. The shares began trading on the New York Stock Exchange on June 12, 2020 under the symbol “AZEK”. The shares were sold at an IPO price of $23.00 per share for net proceeds to the Company of approximately $819.7 million, after deducting underwriting discounts and commissions of $50.6 million and offering expenses of approximately $9.2 million payable by the Company. In addition, the Company used its net proceeds to redeem $350.0 million in aggregate principal of its then-outstanding 2025 Senior Notes, $70.0 million of its then-outstanding principal amount under the Revolving Credit Facility and effected a $337.7 million prepayment of its then-outstanding principal amount under the Term Loan Agreement. Refer to Note 8 for additional information.
In conjunction with the Company’s conversion from a limited liability company into a corporation (the “Corporate Conversion”) prior to the closing of the IPO, the Company effected a unit split of its then-outstanding limited liability company unit and then converted the units on a one-to-one
basis into shares of capital stock of the Company, including shares of Class A common stock and Class B common stock. In connection with the closing of the IPO, the Company issued additional shares of its Class A common stock, options to purchase shares of Class A common stock and certain other equity awards to its indirect equity holders prior to the IPO and certain of its officers and employees. All share and per share information presented in the Consolidated Financial Statements has been retroactively adjusted for all periods presented for the effects of the unit split converted to stock. Refer to Note 12 and 13 for additional information.
Secondary Offering
On September 15, 2020, the Company completed an offering of 28,750,000 shares of Class A common stock, par value $0.001 per share, including the exercise in full by the underwriters of their option to purchase up to 3,750,000 additional shares of Class A common stock, at a public offering price of $33.25 per share. The shares were sold by certain stockholders of the Company (the “Selling Stockholders”). The Company did not receive any of the proceeds from the sale of the shares by the Selling Stockholders. The estimated offering expenses of approximately $1.4 million is payable by the Company and recorded in “Other general expenses” within the Consolidated Statements of Comprehensive Income (Loss). Immediately subsequent to the closing of the secondary offering, Class B common stockholders converted 33,068,863 shares of Class B common stock into Class A common stock. In addition, the secondary offering triggered a change in performance criteria, in which certain performance-vested restricted stock awards and stock options vested as a result of the secondary offering. Refer to Note 12 and 13 for additional information.
b. Summary of Significant Accounting Policies
Basis of Presentation
The Company operates on a fiscal year ending September 30. The accompanying Consolidated Financial Statements and notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Consolidated Financial Statements include the assets, liabilities and results of operations of the Company and its wholly owned subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

Certain reclassifications have been made to prior year financial statements to conform to classifications used in the current year. These reclassifications had no impact on net loss, stockholders’ equity or cash flows as previously reported.
The Company’s financial condition and results of operations are being, and are expected to continue to be affected by the current
COVID-19
public health pandemic. The economic effects of the
COVID-19
pandemic will likely continue to affect demand for the Company’s products in the foreseeable future. Although management has implemented measures to mitigate any impact of the
COVID-19
pandemic on the Company’s business, financial condition and results of operations, these measures may not fully mitigate the impact of the
COVID-19
pandemic on the Company’s business, financial condition and results of operations. Management cannot predict the degree to, or the period over, which the Company will be affected by the
COVID-19
pandemic and resulting governmental and other measures.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Significant estimates include revenue recognition, reserves for excess inventory, inventory obsolescence, product warranties, customer rebates, stock-based compensation, litigation, income taxes, contingent consideration, goodwill and intangible asset valuation and accounting for long-lived assets. Management’s estimates and assumptions are evaluated on an ongoing basis and are based on historical experience, current conditions and available information. Actual results may differ from estimated amounts. Estimates are revised as additional information becomes available.
Seasonality
Although the Company generally has demand for its products throughout the year, its sales have historically experienced some seasonality. The Company has typically experienced higher levels of sales of its residential products in the second fiscal quarter of the year as a result of its “early buy” sales, which encourages dealers to stock its residential products. The Company has generally experienced lower levels of sales of residential products in the first fiscal quarter due to adverse weather conditions in certain markets during the winter season. Although its products can be installed year-round, weather conditions can impact the timing of the sales of certain products. In addition, the Company has experienced higher levels of sales of its bathroom partition products and its locker products during the second half of its fiscal year, which includes the summer months when schools are typically closed and therefore are more likely to undergo remodel activities.
Change in Accounting Principle—Revenue Recognition
The Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”)
No. 2014-09,
Revenue from Contracts with Customers (Topic 606)
(referred to herein as “Accounting Standards Codification (“ASC”) 606”, “ASC 606” or “Topic 606”) in May 2014. The standard includes a five-step model for contracts with customers as follows:

•	Identify the contract with a customer;

•	Identify the performance obligations in the contract;

•	Determine the transaction price, which is the total consideration provided by the customer;

•	Allocate the transaction price among the separate performance obligations within the contract; and

•	Recognize revenue when the performance obligations are satisfied.
On October 1, 2018, the Company early adopted ASC 606, using the modified retrospective method with an adjustment to the opening balance of equity of $0.2 million, due to the cumulative impact of adopting Topic 606. The adoption of ASC 606 did not have a material impact on the Consolidated Financial Statements, and the Company did not restate comparative period amounts. Therefore, the comparative information for fiscal year 2018 continues to be reported under ASC 605,
Revenue Recognition
.
The Company sells its products to residential and commercial markets. The Company’s Residential segment principally generates revenue from the manufacture and sale of its premium, low-maintenance
composite decking, railing, trim, moulding, pavers products and accessories. The Company’s Commercial segment generates revenue from the sale of its partition and locker systems along with plastic sheeting and other non-fabricated
products for special applications in industrial markets.
The Company recognizes revenues when control of the promised goods is transferred to the Company’s customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods, at a point in time, when shipping occurs. Each product the Company transfers to the customer is considered one performance obligation. The Company has elected to account for shipping and handling costs as activities to fulfill the promise to transfer the goods. As a result of this accounting policy election, the Company does not consider shipping and handling activities as promised services to its customers. Shipping and handling costs billed to customers are recorded in net sales. The Company records all shipping and handling costs as “Cost of sales”.

Customer contracts are typically fixed price and short-term in nature. The transaction price is based on the product specifications and is determined at the time of order. The Company does not engage in contracts greater than one year, and therefore does not have any incremental costs capitalized as of September 30, 2020 or September 30, 2019. The Company may offer various sales incentive programs throughout the year. It estimates the amount of sales incentive to allocate to each performance obligation, or product shipped, using the most-likely-amount method of estimation, based on sales to the direct customer or sell-through customer. The estimate is updated each reporting period and any changes are allocated to the performance obligations on the same basis as at inception. Changes in estimate allocated to a previously satisfied performance obligation are recognized as part of net revenue in the period in which the change occurs under the cumulative catch-up
method. In addition to sales incentive programs, the Company may offer a payment discount, if payments are received within 30 days. The Company estimates the payment discount that it believes will be taken by the customer based on prior history and using the most-likely-amount method of estimation. The Company believes the most-likely-amount method best predicts the amount of consideration to which it will be entitled. The payment discounts are also reflected as part of net revenue. The total amount of incentives were $6
3
.
1
 million, $50.8 million and $42.4 million for the years ended September 30, 2020, 2019 and 2018, respectively.
The Company records deferred revenue when cash payments are received or due in advance of the Company’s performance.
Change in Accounting Principle—Measurement Date for Conducting Annual Goodwill Impairment Test
During fiscal year 2019, the Company changed the annual impairment assessment date as a result of management’s improvements to the budgeting process to August 1 st
from September 30
th
. This change was determined to be immaterial to the financial statements.
Earnings Per Share
Basic net income per common share is computed based on the weighted average number of common shares outstanding. Potentially dilutive shares are included in the diluted per-share
calculations using the treasury stock method for the periods in fiscal year 2020 when the effect of their inclusion is dilutive. As the Company did not have shares outstanding prior to its IPO in June 2020, the Company did not have dilutive shares during fiscal year 2019. Refer to Note 15 for additional information.
Advertising Costs
Advertising costs primarily relate to trade publication advertisements, cooperative advertising, product brochures and samples. Such costs are expensed as incurred and are included in “Selling, general and administrative expenses” within the Consolidated Statements of Comprehensive Income (Loss). Total advertising expenses were approximately $33.2 million, $41.7 million and $31.7 million for the years ended September 30, 2020, 2019 and 2018, respectively.
Research and Development Costs
Research and development costs primarily relate to new product development, product claims support and manufacturing process improvements. Such costs are expensed as incurred and are included in “Selling, general and administrative expenses” within the Consolidated Statements of Comprehensive Income (Loss). Total research and development expenses were approximately $7.7 million, $8.0 million, and $6.5 million, for the years ended September 30, 2020, 2019 and 2018, respectively.
Cash and Cash Equivalents
The Company considers cash and highly liquid investments with an original maturity of three months or less to be cash and cash equivalents. Cash and cash equivalents are stated at cost, which approximates or equals fair value due to their short-term nature.
Concentrations and Credit Risk
The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. As of September 30, 2020, cash and cash equivalents were maintained at major financial institutions in the United States, and current deposits are in excess of insured limits. The Company believes these institutions have sufficient assets and liquidity to conduct their operations in the ordinary course of business with little or no credit risk to the Company. The Company has not experienced any losses in such accounts.

Sales to certain Residential segment distributors accounted for 10% or more of the Company’s total net sales in 2020, 2019 and 2018 were as follows:

	Years Ended September 30,
	2020	2019	2018
Distributor A	20.3%	19.8%	21.2%

At September 30, 2020, three customers accounted for 10% or more of gross trade receivables; Customer A was 13.1%, Customer B was 12.6% and Customer C was 11.9%. At September 30, 2019, no customers accounted for 10% or more of gross trade receivables.
For each year ended September 30, 2020, 2019 and 2018, approximately 10%, 17% and 14%, respectively, of the Company’s materials purchases were purchased from its largest supplier.
Allowance for Doubtful Accounts
The Company routinely assesses the financial strength of its customers and believes that its trade receivables credit risk exposure is limited. An allowance for doubtful accounts is provided for known and anticipated credit losses and disputed amounts, as determined by management in the course of regularly evaluating individual customer receivables. This evaluation takes into consideration a customer’s financial condition and credit history, as well as current economic conditions. Amounts are written-off
if and when they are determined to be uncollectible.
Inventories
Inventories (mainly petrochemical resin in raw materials and finished goods), are valued at the lower of cost or net realizable value and are reduced for slow-moving and obsolete inventory. Management assesses the need for, and the amount of, obsolescence write-down based on customer demand of the item, the quantity of the item on hand and the length of time the item has been in inventory. Further, management also considers net realizable value in assessing inventory balances.
Inventory costs include those costs directly attributable to products, including all manufacturing overhead but excluding costs to distribute. The inventories cost is recorded at standard cost, which approximates actual cost, on the first-in
first-out
basis (“FIFO”).
Vendor Rebates
Certain vendor rebates and incentives are earned by the Company only when specified levels of periodic purchases are achieved. These vendor rebates are recognized based on a systematic and rational allocation of the cash consideration offered in respect of each of the underlying transactions, provided the amounts are probable and reasonably estimable. The Company records the incentives as a reduction in the cost of inventory. The Company records such incentives during interim periods based on actual results achieved on a year-to-date
basis and its expectation that purchase levels will be obtained to earn the rebate.
Customer Rebates
The Company offers rebates to customers based on total amounts purchased by each customer during each calendar year. The Company provides for the estimated cost of rebates at the time revenue is recognized based on rebate program rates and anticipated sales to each customer eligible for rebates and other available information. Management reviews and adjusts these estimates, if necessary, based on the differences between actual experience and historical estimates. Refer to Note 2 for additional information.
Product Warranties
The Company provides product assurance warranties of various lengths and terms to certain customers based on standard terms and conditions. The Company provides for the estimated cost of warranties at the time revenue is recognized based on management’s judgment, considering such factors as cost per claim, historical experience, anticipated rates of claims, and other available information. Management reviews and adjusts these estimates, if necessary, based on the differences between actual experience and historical estimates. Refer to Note 9 for additional information.
Property, Plant and Equipment, Net
Property, plant and equipment (“PP&E”) is recorded at cost, net of accumulated depreciation. Major additions and betterments are capitalized while repair and/or maintenance expenses are charged to operations when incurred. Construction in progress is also recorded at cost and includes capitalized interest, if material.

Depreciation for financial reporting purposes is computed using the straight-line method over the following estimated useful lives of the assets:

Land improvements	10 years
Building and improvements	7-40 years
Manufacturing equipment	1-15 years
Office furniture and equipment	3-12 years
Vehicles	5 years
Computer equipment	3-7 years
Leasehold improvements are recorded at cost and depreciated over the standard life of the type of asset or the remaining life of the lease, whichever is shorter. Equipment held under capital leases is stated at the lower of the fair value of the asset or the net present value of the future minimum lease payments at the inception of the lease. For equipment held under capital leases, depreciation is computed using the straight-line method over the shorter of the estimated useful lives of the leased assets or the related lease term and is included within depreciation expense.
PP&E is evaluated for impairment at the asset group level. If a triggering event suggests that a potential impairment has occurred, recoverability of these assets is assessed by evaluating whether or not future estimated undiscounted net cash flows are less than the carrying amount of the assets. If the estimated cash flows are less than the carrying amount, the assets are written down to their fair value through an impairment loss recognized as a non-cash
component of “Operating income (loss)” within the Consolidated Statements of Comprehensive Income (Loss). The Company did not record an impairment charge for the years ended September 30, 2020, 2019 or 2018.
During the year ended September 30, 2020, the Company recognized a $0.9 million loss on disposal of fixed assets in the ordinary course of business, $1.0 million loss related to assets in the Residential segment and $0.1 million gain related to assets in the Commercial segment. During the year ended September 30, 2019, the Company recognized a $1.5 million loss on disposal of fixed assets, $1.2 million related to corporate assets and $0.3 million related to assets in the Residential segment. During the year ended September 30, 2018, the Residential segment recognized a $0.8 million loss on disposal of fixed assets in the ordinary course of business. These losses are classified as “Loss on disposal of property, plant and equipment” in a separate caption within the Consolidated Statements of Comprehensive Income (Loss) within “Operating income (loss)”.
Build-to-Suit
Leases
The Company establishes assets and liabilities for the fair value of the building and estimated construction costs incurred under lease arrangements when it is considered the owner (for accounting purposes only), or build-to-suit
leases, to the extent it is involved in the construction of structural improvements or takes on construction risk. Upon completion of construction of facilities under build-to-suit
leases, the Company assesses whether these arrangements qualify for sales recognition under the sale-leaseback accounting guidance, and if so, the leased facility and financing obligation are removed from the balance sheet. If the Company does not qualify for sale-leaseback accounting, then the facility is accounted for as a financing obligation. Refer to Note 17 for additional information.
Deferred Financing Costs, Net
The Company has recorded deferred financing costs incurred in conjunction with its debt obligations. The Company amortizes debt issuance costs over the remaining life of the related debt using the straight-line method for the Revolving Credit Facility and the effective interest method for other debt. Deferred financing costs, net of accumulated amortization, are presented as “Other assets”
(non-current)
in the Consolidated Balance Sheets, insofar as they relate to the Revolving Credit Facility. Deferred financing costs related to the Term Loan Agreement and the Senior Notes are recorded as a reduction of “Long-term debt – less current portion” in the Consolidated Balance Sheets. Refer to Note 8 for additional information.
Goodwill
The Company accounts for goodwill as the excess of the purchase price over the net amount of identifiable assets acquired and liabilities assumed in a business combination measured at fair value. The Company assigns goodwill to four reporting units based on which reporting unit is expected to benefit from the business combination as of the acquisition date. Goodwill is not subject to amortization; rather, the Company tests goodwill for impairment annually during the fourth fiscal quarter ended September 30 and whenever events occur or changes in circumstances indicate that impairment may have occurred. Impairment testing is performed for each of the reporting units by first assessing qualitative factors to see if further testing of goodwill is required. If the Company concludes that it is more likely than not that a reporting unit’s fair value is less than its carrying amount based on the qualitative assessment, then a quantitative test is required. The Company may also choose to bypass the qualitative assessment and perform the quantitative test.

If the estimated fair value of a reporting unit exceeds the carrying value, the Company considers that goodwill is not impaired. If the carrying value exceeds estimated fair value, there is an impairment of goodwill and an impairment loss is recorded. The Company calculates the impairment loss by comparing the fair value of the reporting unit less the carrying amount, including goodwill. Goodwill impairment would be limited to the carrying value of the goodwill.
In performing the quantitative test, the Company measures the fair value of the reporting units to which goodwill is allocated using an income-based approach, a generally accepted valuation methodology, and relevant data available through and as of August 1, for the years ended September 30, 2020 and 2019, respectively, and through and as of September 30, for the year ended September 30, 2018. Under the income approach, fair value is determined using a discounted cash flow method, projecting future cash flows of each reporting unit, as well as a terminal value, and discounting such cash flows at a rate of return that reflects the relative risk of the cash flows. The key estimates and factors used in this approach include, but are not limited to, revenue growth rates and profit margins based on internal Company forecasts, discount rates, perpetuity growth rates, future capital expenditures, and working capital requirements, among others, and a review of comparable market multiples for the industry segment as well as historical operating trends for the Company.
The Company completed the annual goodwill impairment tests as of August 1, 2020 and 2019, and as of September 30, 2018, using a quantitative assessment approach. As a result of these respective annual assessments, the Company noted that the fair value of each reporting unit was determined to be in excess of the carrying value and as such, there were no impairment charges for the years ended September 30, 2020, 2019 or 2018. Refer to Note 6 for additional information.
Intangible Assets, Net
Amortizable intangible assets include proprietary knowledge, trademarks, customer relationships and other intangible assets. The Company does not have any indefinite lived intangible assets other than goodwill. The intangible assets are being amortized on an accelerated basis using the sum of the years’ digits method over their estimated useful lives, which range from 3 to 20 years, reflecting the pattern in which the economic benefits are consumed or otherwise used up. The Company evaluates whether events or circumstances have occurred that warrant a revision to the remaining useful lives of intangible assets. In cases where a revision is deemed appropriate, the remaining carrying amounts of the intangible assets are amortized over the revised remaining useful lives.
The Company evaluates amortizable intangible assets for potential impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable.
If a triggering event suggests that a potential impairment has occurred, recoverability of these assets is assessed by evaluating the probability that future estimated undiscounted net cash flows will be less than the carrying amount of the long-lived assets. If the estimated cash flows are less than the carrying amount of the long-lived assets, the assets are written down to their fair value through an impairment loss recognized as a non-cash
component of “Operating income (loss)”. The Company did not record an impairment charge for the years ended September 30, 2020, 2019 or 2018. Refer to Note 6 for additional information.
Stock-Based Compensation
The Company determines the expense for all employee stock-based compensation awards by estimating their fair value and recognizing such value as an expense, on a straight-line, ratable or cliff basis, depending on the award, in the Consolidated Financial Statements over the requisite service period in which employees earn the awards. The Company estimates the fair value of performance-based awards granted to employees using the Monte Carlo pricing model and for service-based awards granted to employees using the Black Scholes pricing model. The fair value of performance-based awards that are expected to vest is recognized as compensation expense on a straight-line basis over the requisite service period. The fair value of service-based awards that are expected to vest is recognized as compensation expense on either (1) straight-line basis, (2) a ratable vesting basis or (3) a cliff vesting basis. The Company accounts for forfeitures as they occur.
To determine the fair value of a stock-based award using the Monte Carlo and Black Scholes models, the Company makes assumptions regarding the risk-free interest rate, expected future volatility, expected dividend yield and performance period. The risk-free rate is based on the U.S. treasury yield curve in effect at the time of grant. The Company estimates the expected volatility of the share price by reviewing the estimated post-IPO
volatility levels of its common stock in conjunction with the historical volatility levels of public companies that operate in similar industries or are similar in terms of stage of development or size and then projecting this information toward its future expected volatility. The Company exercises judgment in selecting these companies, as well as in evaluating the available historical and implied volatility for these companies. Dividend yield is determined based on the Company’s future plans to pay dividends. The Company calculates the performance period based on the specific market condition to be achieved and derived from estimates of future performance. The Company calculates the expected term in years for each stock option using a simplified method based on the average of each option’s vesting term and original contractual term. The simplified method is used due to the lack of sufficient historical data available to provide a reasonable basis upon which to estimate the expected term of each stock option. Concurrently with the closing of the IPO, the Company granted to certain of its directors, officers and employees restricted stock awards, restricted stock units and stock options, each of which vest upon the satisfaction of a service condition or a performance condition.

Refer to Note 13 for additional information.
Estimated Fair Value of Financial Instruments
The carrying amounts for the Company’s financial instruments classified as current assets and liabilities, including cash and cash equivalents, trade accounts receivable and accrued expenses and accounts payable, approximate fair value due to their short maturities.
Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level
1—Quoted prices in active markets for identical assets or liabilities.
Level
2—Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level
3—Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability
.
Refer to Note 10 for additional information.
Income Taxes
Income taxes are provided on income reported for financial statement purposes, adjusted for permanent differences between financial statement reporting and income tax regulations. A valuation allowance is established whenever management believes that it is more likely than not that deferred tax assets may not be realizable. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the deferred tax assets or liabilities are expected to be realized or settled.
The realization of the net deferred tax assets is primarily dependent on estimated future taxable income. A change in the Company’s estimate of future taxable income may require an increase or decrease in the valuation allowance.
A liability for uncertain tax positions is recorded whenever management believes it is not more-likely than-not
the position will be sustained on examination based solely on its technical merits. Interest and penalties related to underpayment of income taxes are classified as income tax expense. It is inherently difficult and subjective to estimate such amounts, as the Company has to determine the probability of various possible outcomes. The Company reevaluates these uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances, changes in tax law, effectively settled issues under audit, voluntary settlements and new audit activity. Such a change in recognition or measurement would result in the recognition of a tax benefit or an additional charge to the tax provision.
On December 22, 2017, the President of the United States signed and enacted comprehensive tax legislation into law in the form of H.R. 1, commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). Except for certain provisions, the Tax Act is effective for tax years beginning on or after January 1, 2018. As a fiscal year U.S. taxpayer, the majority of the provisions applied to the Company’s fiscal year 2019, such as new limitations on certain business deductions, including the limitation on the Company’s interest expense deduction. For fiscal year 2018 and effective in the three months ended December 31, 2017, the most significant impact included: lowering of the U.S. federal corporate income tax rate and remeasuring the Company’s deferred tax assets and liabilities. The phase in of the lower federal income tax rate resulted in a blended rate of 24.5% for fiscal year 2018, as compared to the previous rate of 35%. The federal income tax rate was reduced to 21% in subsequent fiscal years. Because the Company has net operating loss carry-forwards and was not expected to owe federal tax in its fiscal year 2018 tax return, the remeasurement of deferred taxes recognized for the period was calculated using the future federal tax rate of 21%. During the year ended September 30, 2018, the Company recorded a $22.5 million net income tax benefit for the remeasurement of its deferred tax assets and liabilities. The Company’s effective tax rate was significantly impacted by the recognition of this remeasurement. Refer to Note 16 for further information regarding the impact of this legislation.

Recently Adopted Accounting Pronouncements
Under the Jumpstart Our Business Startups (“JOBS”) Act, the Company qualifies as an emerging growth company (“EGC”) and as such, has elected not to opt out of the extended transition period for complying with new or revised accounting pronouncements. During the extended transition period, the Company is not subject to new or revised accounting standards applicable to public companies. The accounting pronouncements pending adoption below reflect effective dates for the Company as an EGC with the extended transition period.
On October 1, 2017, the Company adopted Accounting Standards Update (“ASU”) ASU
No. 2015-11,
Inventory—Simplifying the Measurement of Inventory
. The update requires that inventory be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The adoption of this amendment did not have a material impact on the Company’s Consolidated Financial Statements.
On October 1, 2017, the Company adopted ASU
No. 2016-15
, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments
. The update clarifies the classification of certain cash receipts and payments in the statement of cash flows. The application of the new guidance required reclassification of certain cash flows within operating activities to investing and financing activities in the consolidated statements of cash flows. The adoption of this standard did not have a material impact on the Company’s Consolidated Financial Statements.
On October 1, 2018, the Company early adopted ASU
No. 2014-09,
Revenue from Contracts with Customers
, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The update supersedes most current revenue recognition guidance. Under the new standard, entities are required to identify the contract with a customer; identify the separate performance obligations in the contract; determine the transaction price; allocate the transaction price to the separate performance obligations in the contract; and recognize the appropriate amount of revenue when (or as) the entity satisfies each performance obligation. The adoption of this standard did not have a material impact on the Company’s Consolidated Financial Statements. Refer to Note 2 for additional information.
On October 1, 2019, the Company adopted ASU
No. 2016-16,
Income Taxes (Topic 740): Intra-Entity Transfer of Assets Other Than Inventory
. The standard amends several aspects of the tax accounting and recognition timing for intra-company transfers. The Company adopted the standard using a modified retrospective approach, with an adjustment to the beginning retained earnings of approximately $1.3 million, due to the cumulative impact of adopting the standard. The adoption of this standard did not have a material impact on the Company’s Consolidated Financial Statements. Refer to Note 16 for additional information.
Recently Issued Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
No. 2016-02,
Leases (Topic 842),
and issued subsequent amendments to the initial guidance in September 2017 within ASU
No. 2017-13,
in January 2018 within ASU
No. 2018-01,
in July 2018 within ASU Nos.
2018-10
and
2018-11,
in
December 2018 within ASU
No. 2018-20,
in March 2019 within ASU
No. 2019-01,
in November 2019 within
ASU
No. 2019-10
and in June 2020 within ASU
No. 2020-05.
This standard requires lessees to present
right-of-use
assets and lease liabilities on the balance sheet. For public entities, the updated standard is effective for fiscal years beginning after December 15, 2018. This standard is effective for the Company as an EGC for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. Assuming the Company remains an EGC, the Company intends to adopt the updated standard during its fiscal year beginning October 1, 2022 and for interim periods within that fiscal year. This standard provides the option to adopt through a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption, instead of applying the new guidance retrospectively for each prior reporting period presented. The Company is currently evaluating the impact these ASU’s adoption will have on its Consolidated Financial Statements.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326)
, and issued subsequent amendments to the initial guidance in May 2019 within ASU
No. 2019-05
and in November 2019 within ASU Nos.
2019-10
and
2019-11.
This standard sets forth an expected credit loss model which requires the measurement of expected credit losses for financial instruments based on historical experience, current conditions and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost, and certain off-balance
sheet credit exposures. For public entities, the updated standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. This standard is effective for the Company as an EGC for fiscal years beginning after December 15, 2022 including interim periods within those fiscal years. Early adoption is permitted, and the standard is adopted using a modified retrospective transition method through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. The Company is currently evaluating the impact the adoption of this standard will have on its Consolidated Financial Statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement,
which amends Topic 820,
Fair Value Measurement
. This standard
modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. For all entities, this standard is effective for annual reporting periods beginning after December 15,
2019, and interim periods within those fiscal years. The Company intends to adopt the updated standard during its fiscal year beginning October 1, 2020 and for interim periods within fiscal years beginning in that fiscal year.
The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Company is currently evaluating the impact the adoption of this standard will have on its Consolidated Financial Statements.
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing
Arrangement That is a Service Contract. This standard aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software. For public entities, the updated
standard is effective for fiscal years beginning after December 15, 2019, including interim periods within that fiscal year. The amendments in this ASU are effective for the Company, as an EGC, for annual periods beginning after December 15, 2020 and interim periods within annual periods beginning after December 15, 2021. The standard can be adopted either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Early adoption is permitted. Assuming the Company remains an EGC, it intends to adopt the updated standard during its fiscal year beginning October 1, 2021 and for interim periods within fiscal year beginning October 1, 2022. The Company is currently evaluating the impact the adoption of this standard will have on its Consolidated Financial Statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes
. This standard simplifies the accounting for income taxes by removing certain exceptions to general principles in Topic 740 and clarifying and amending existing guidance. For public entities, the amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted, including adoption in any interim period for (1) public business entities for periods for which financial statements have not yet been issued and (2) all other entities for periods for which financial statements have not yet been made available for issuance. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. The amendments are applied on a prospective or retrospective basis, depending upon the amendment adopted within this ASU. The amendments in this ASU are effective for the Company, as an EGC, for annual periods beginning after December 15, 2021 and interim periods within annual periods beginning after December 15, 2022. The Company is currently evaluating the impact this adoption will have on its Consolidated Financial Statements.
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. This standard provides optional expedients and
exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. The ASU is effective for all entities as of March 12, 2020, and will apply through December 31,
2022. The Company is currently evaluating the impact this adoption will have on its Consolidated Financial
Statements.